Marketable Securities (Details Textual)	6 Months Ended
Jun. 30, 2018
Marketable Securities (Textual)
Marketable securities unrealized losses, description	All investments with an unrealized loss as of June 30, 2018 and 2017 are with continuous unrealized losses for less than 12 months.